IFRS 7 - Disclosure - Liquidity Risk - Summary of Remaining Contractual Maturity (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020	Oct. 31, 2019
ASSETS
Cash and due from banks	$ 6,250	$ 6,445	$ 5,073	$ 4,863
Interest-bearing deposits with banks	217,106	164,149
Trading loans, securities, and other	156,351	148,318
Non-trading financial assets at fair value through profit or loss	7,690	8,548
Derivatives	53,596	54,242
Financial assets designated at fair value through profit or loss	4,257	4,739
Financial assets at fair value through other comprehensive income	98,290	103,285
Debt securities at amortized cost, net of allowance for credit losses	210,206	227,679
Securities purchased under reverse repurchase agreements	156,176	169,162
Loans
Residential mortgages	253,868	252,219
Consumer instalment and other personal	184,950	185,460
Credit card	30,740	32,334
Business and government	244,370	255,799
Total loans	713,928	725,812
Allowance for loan losses	(7,932)	(8,289)
Loans, net of allowance for loan losses	705,996	717,523
Customers' liability under acceptances	18,760	14,941
Goodwill	16,540	17,148		$ 16,976
Other intangibles	1,999	2,125
Land, buildings, equipment, and other depreciable assets	9,740	10,136
Deferred tax assets	2,229	2,444
Amounts receivable from brokers, dealers, and clients	41,251	33,951
Other assets	17,418	18,856
Total assets	1,735,595	1,715,865	$ 1,457,429
LIABILITIES
Trading deposits	47,154	19,177
Derivatives	56,727	53,203
Securitization liabilities at fair value	13,619	13,718
Financial liabilities designated at fair value through profit or loss	49,087	59,665
Deposits
Personal	635,233	625,200
Banks	22,994	28,969
Business and government	480,969	481,164
Total deposits	1,139,196	1,135,333
Acceptances	18,760	14,941
Obligations related to securities sold short	41,768	34,999
Obligations related to securities sold under repurchase agreements	175,672	188,876
Securitization liabilities at amortized cost	15,216	15,768
Amounts payable to brokers, dealers, and clients	37,105	35,143
Insurance-related liabilities	7,604	7,590
Other liabilities4	26,879	30,476
Subordinated notes and debentures	11,383	11,477
Equity	95,425	95,499
Total liabilities and equity	1,735,595	1,715,865
Off-balance sheet commitments
Total off-balance sheet commitments	264,839	266,867
Commitments to extend credit to private equity investments	295	290
Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	258,913	260,753
Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	2,738	2,867
Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,188	3,247
TD Schwab [member]
Loans
Investment in Schwab	11,740	12,174
Not later than one month [member]
ASSETS
Cash and due from banks	6,242	6,437
Interest-bearing deposits with banks	213,332	161,326
Trading loans, securities, and other	1,310	4,363
Non-trading financial assets at fair value through profit or loss	65	80
Derivatives	5,810	5,299
Financial assets designated at fair value through profit or loss	103	820
Financial assets at fair value through other comprehensive income	1,087	2,501
Debt securities at amortized cost, net of allowance for credit losses	10,992	6,444
Securities purchased under reverse repurchase agreements	90,430	98,721
Loans
Residential mortgages	1,450	472
Consumer instalment and other personal	844	706
Business and government	23,356	27,193
Total loans	25,650	28,371
Loans, net of allowance for loan losses	25,650	28,371
Customers' liability under acceptances	16,633	12,699
Amounts receivable from brokers, dealers, and clients	41,251	33,951
Other assets	4,294	3,521
Total assets	417,199	364,533
LIABILITIES
Trading deposits	11,943	1,802
Derivatives	6,911	4,718
Financial liabilities designated at fair value through profit or loss	8,010	18,654
Deposits
Personal	6,201	6,240
Banks	7,459	12,870
Business and government	36,160	25,387
Total deposits	49,820	44,497
Acceptances	16,633	12,699
Obligations related to securities sold short	3,151	698
Obligations related to securities sold under repurchase agreements	128,366	122,433
Amounts payable to brokers, dealers, and clients	37,105	35,143
Insurance-related liabilities	340	306
Other liabilities4	7,971	7,672
Total liabilities and equity	270,250	248,622
Off-balance sheet commitments
Total off-balance sheet commitments	17,068	20,548
Not later than one month [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	17,016	19,568
Not later than one month [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	52	77
Not later than one month [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments		903
Over 1 month to 3 months [member]
ASSETS
Cash and due from banks	8	8
Interest-bearing deposits with banks	766	656
Trading loans, securities, and other	4,858	6,920
Non-trading financial assets at fair value through profit or loss	531
Derivatives	6,709	7,167
Financial assets designated at fair value through profit or loss	816	183
Financial assets at fair value through other comprehensive income	7,156	2,799
Debt securities at amortized cost, net of allowance for credit losses	9,728	23,449
Securities purchased under reverse repurchase agreements	36,692	30,246
Loans
Residential mortgages	4,034	2,845
Consumer instalment and other personal	1,886	1,423
Business and government	5,721	4,938
Total loans	11,641	9,206
Loans, net of allowance for loan losses	11,641	9,206
Customers' liability under acceptances	2,023	2,036
Land, buildings, equipment, and other depreciable assets	3	1
Other assets	2,647	1,060
Total assets	83,578	83,731
LIABILITIES
Trading deposits	15,017	2,429
Derivatives	6,652	6,783
Securitization liabilities at fair value	243	608
Financial liabilities designated at fair value through profit or loss	17,566	7,290
Deposits
Personal	8,930	8,996
Banks	1,814	1,592
Business and government	26,300	24,703
Total deposits	37,044	35,291
Acceptances	2,023	2,036
Obligations related to securities sold short	1,020	1,095
Obligations related to securities sold under repurchase agreements	32,421	23,944
Securitization liabilities at amortized cost	228	1,055
Insurance-related liabilities	374	350
Other liabilities4	2,388	3,630
Total liabilities and equity	114,976	84,511
Off-balance sheet commitments
Total off-balance sheet commitments	28,413	24,037
Over 1 month to 3 months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	27,605	23,526
Over 1 month to 3 months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	119	169
Over 1 month to 3 months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	689	342
Over 3 months to 6 months [member]
ASSETS
Interest-bearing deposits with banks	84
Trading loans, securities, and other	5,315	7,866
Non-trading financial assets at fair value through profit or loss	1,990	600
Derivatives	4,282	4,554
Financial assets designated at fair value through profit or loss	279	631
Financial assets at fair value through other comprehensive income	6,926	8,490
Debt securities at amortized cost, net of allowance for credit losses	7,711	16,052
Securities purchased under reverse repurchase agreements	18,114	23,879
Loans
Residential mortgages	6,436	7,286
Consumer instalment and other personal	3,272	3,437
Business and government	10,974	8,973
Total loans	20,682	19,696
Loans, net of allowance for loan losses	20,682	19,696
Customers' liability under acceptances	104	204
Land, buildings, equipment, and other depreciable assets	3	6
Other assets	413	643
Total assets	65,903	82,621
LIABILITIES
Trading deposits	5,851	2,065
Derivatives	3,701	3,997
Securitization liabilities at fair value	650	243
Financial liabilities designated at fair value through profit or loss	17,271	12,563
Deposits
Personal	10,433	9,139
Banks	514	313
Business and government	17,096	24,841
Total deposits	28,043	34,293
Acceptances	104	204
Obligations related to securities sold short	1,398	993
Obligations related to securities sold under repurchase agreements	4,751	30,879
Securitization liabilities at amortized cost	419	221
Insurance-related liabilities	367	382
Other liabilities4	499	1,744
Total liabilities and equity	63,054	87,584
Off-balance sheet commitments
Total off-balance sheet commitments	30,077	27,468
Over 3 months to 6 months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	29,400	25,918
Over 3 months to 6 months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	197	183
Over 3 months to 6 months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	480	1,367
Later than six months and not later than nine months [member]
ASSETS
Trading loans, securities, and other	2,604	6,913
Non-trading financial assets at fair value through profit or loss	100	2,271
Derivatives	3,098	2,810
Financial assets designated at fair value through profit or loss	138	234
Financial assets at fair value through other comprehensive income	4,698	6,101
Debt securities at amortized cost, net of allowance for credit losses	5,361	5,855
Securities purchased under reverse repurchase agreements	5,696	11,776
Loans
Residential mortgages	9,493	9,994
Consumer instalment and other personal	3,552	3,941
Business and government	9,112	11,653
Total loans	22,157	25,588
Loans, net of allowance for loan losses	22,157	25,588
Customers' liability under acceptances		2
Land, buildings, equipment, and other depreciable assets	3	91
Other assets	193	2,783
Total assets	44,048	64,424
LIABILITIES
Trading deposits	1,542	3,057
Derivatives	3,082	1,917
Securitization liabilities at fair value	344	652
Financial liabilities designated at fair value through profit or loss	5,454	15,892
Deposits
Personal	7,108	9,550
Banks	28	56
Business and government	7,182	15,274
Total deposits	14,318	24,880
Acceptances		2
Obligations related to securities sold short	371	823
Obligations related to securities sold under repurchase agreements	5,066	1,791
Securitization liabilities at amortized cost	404	422
Insurance-related liabilities	294	316
Other liabilities4	891	701
Total liabilities and equity	31,766	50,453
Off-balance sheet commitments
Total off-balance sheet commitments	16,006	20,504
Later than six months and not later than nine months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	14,023	20,089
Later than six months and not later than nine months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	171	188
Later than six months and not later than nine months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,812	227
Later than nine months and not later than one year [member]
ASSETS
Trading loans, securities, and other	5,160	3,867
Non-trading financial assets at fair value through profit or loss	223	69
Derivatives	2,473	2,525
Financial assets designated at fair value through profit or loss	188	107
Financial assets at fair value through other comprehensive income	8,534	4,886
Debt securities at amortized cost, net of allowance for credit losses	3,646	5,498
Securities purchased under reverse repurchase agreements	4,667	4,204
Loans
Residential mortgages	7,104	10,481
Consumer instalment and other personal	2,946	3,893
Business and government	6,679	8,672
Total loans	16,729	23,046
Loans, net of allowance for loan losses	16,729	23,046
Land, buildings, equipment, and other depreciable assets	1	9
Other assets	200	470
Total assets	41,821	44,681
LIABILITIES
Trading deposits	4,618	1,639
Derivatives	2,513	2,012
Securitization liabilities at fair value	654	345
Financial liabilities designated at fair value through profit or loss	773	5,251
Deposits
Personal	6,990	7,288
Banks	27	28
Business and government	6,407	7,214
Total deposits	13,424	14,530
Obligations related to securities sold short	339	707
Obligations related to securities sold under repurchase agreements	640	4,952
Securitization liabilities at amortized cost	340	404
Insurance-related liabilities	296	305
Other liabilities4	1,021	1,048
Total liabilities and equity	24,618	31,193
Off-balance sheet commitments
Total off-balance sheet commitments	19,842	14,862
Later than nine months and not later than one year [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	19,403	14,289
Later than nine months and not later than one year [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	232	165
Later than nine months and not later than one year [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	207	408
Over 1 year to 2 years [member]
ASSETS
Trading loans, securities, and other	12,527	9,732
Non-trading financial assets at fair value through profit or loss	1,200	1,430
Derivatives	6,596	6,314
Financial assets designated at fair value through profit or loss	472	930
Financial assets at fair value through other comprehensive income	16,873	25,305
Debt securities at amortized cost, net of allowance for credit losses	13,846	12,386
Securities purchased under reverse repurchase agreements	99	29
Loans
Residential mortgages	36,514	38,182
Consumer instalment and other personal	13,991	14,594
Business and government	34,344	35,439
Total loans	84,849	88,215
Loans, net of allowance for loan losses	84,849	88,215
Land, buildings, equipment, and other depreciable assets	27	29
Other assets	73	150
Total assets	136,562	144,520
LIABILITIES
Trading deposits	3,398	3,510
Derivatives	6,238	5,438
Securitization liabilities at fair value	3,055	2,495
Deposits
Personal	9,909	10,095
Banks	2
Business and government	17,658	14,378
Total deposits	27,569	24,473
Obligations related to securities sold short	5,309	4,888
Obligations related to securities sold under repurchase agreements	4,424	4,873
Securitization liabilities at amortized cost	1,899	1,642
Insurance-related liabilities	984	963
Other liabilities4	910	1,304
Total liabilities and equity	53,786	49,586
Off-balance sheet commitments
Total off-balance sheet commitments	42,831	44,417
Over 1 year to 2 years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	42,212	43,760
Over 1 year to 2 years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	619	657
Over 2 years to 5 years [member]
ASSETS
Trading loans, securities, and other	27,017	23,624
Non-trading financial assets at fair value through profit or loss	1,563	1,425
Derivatives	10,889	10,004
Financial assets designated at fair value through profit or loss	1,628	1,253
Financial assets at fair value through other comprehensive income	22,674	23,667
Debt securities at amortized cost, net of allowance for credit losses	61,947	62,145
Securities purchased under reverse repurchase agreements	402	307
Loans
Residential mortgages	147,913	138,912
Consumer instalment and other personal	72,911	68,961
Business and government	66,862	70,478
Total loans	287,686	278,351
Loans, net of allowance for loan losses	287,686	278,351
Land, buildings, equipment, and other depreciable assets	320	299
Other assets	108	125
Total assets	414,234	401,200
LIABILITIES
Trading deposits	3,552	3,455
Derivatives	11,932	11,084
Securitization liabilities at fair value	6,299	6,706
Financial liabilities designated at fair value through profit or loss	4	4
Deposits
Personal	7,374	7,923
Banks	3	4
Business and government	49,522	52,852
Total deposits	56,899	60,779
Obligations related to securities sold short	14,209	9,789
Obligations related to securities sold under repurchase agreements	4	4
Securitization liabilities at amortized cost	8,909	8,799
Insurance-related liabilities	1,710	1,676
Other liabilities4	1,659	1,402
Subordinated notes and debentures	200	200
Total liabilities and equity	105,377	103,898
Off-balance sheet commitments
Total off-balance sheet commitments	104,643	108,826
Over 2 years to 5 years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	103,818	107,951
Over 2 years to 5 years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	825	875
Over 5 years [member]
ASSETS
Trading loans, securities, and other	24,468	27,554
Non-trading financial assets at fair value through profit or loss	1,182	1,879
Derivatives	13,739	15,569
Financial assets designated at fair value through profit or loss	633	581
Financial assets at fair value through other comprehensive income	26,600	26,957
Debt securities at amortized cost, net of allowance for credit losses	96,977	95,852
Securities purchased under reverse repurchase agreements	76
Loans
Residential mortgages	40,924	44,047
Consumer instalment and other personal	27,212	28,038
Business and government	64,162	65,144
Total loans	132,298	137,229
Loans, net of allowance for loan losses	132,298	137,229
Land, buildings, equipment, and other depreciable assets	4,184	4,384
Other assets	74	171
Total assets	300,231	310,176
LIABILITIES
Trading deposits	1,233	1,220
Derivatives	15,698	17,254
Securitization liabilities at fair value	2,374	2,669
Financial liabilities designated at fair value through profit or loss	9	11
Deposits
Personal	27	37
Banks	4	5
Business and government	3,349	3,386
Total deposits	3,380	3,428
Obligations related to securities sold short	14,716	14,986
Securitization liabilities at amortized cost	3,017	3,225
Insurance-related liabilities	968	1,033
Other liabilities4	5,263	5,633
Subordinated notes and debentures	11,183	11,277
Total liabilities and equity	57,841	60,736
Off-balance sheet commitments
Total off-balance sheet commitments	4,703	4,896
Over 5 years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	4,180	4,343
Over 5 years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	523	553
No specific maturity [member]
ASSETS
Interest-bearing deposits with banks	2,924	2,167
Trading loans, securities, and other	73,092	57,479
Non-trading financial assets at fair value through profit or loss	836	794
Financial assets at fair value through other comprehensive income	3,742	2,579
Debt securities at amortized cost, net of allowance for credit losses	(2)	(2)
Loans
Consumer instalment and other personal	58,336	60,467
Credit card	30,740	32,334
Business and government	23,160	23,309
Total loans	112,236	116,110
Allowance for loan losses	(7,932)	(8,289)
Loans, net of allowance for loan losses	104,304	107,821
Goodwill	16,540	17,148
Other intangibles	1,999	2,125
Land, buildings, equipment, and other depreciable assets	5,199	5,317
Deferred tax assets	2,229	2,444
Other assets	9,416	9,933
Total assets	232,019	219,979
Deposits
Personal	578,261	565,932
Banks	13,143	14,101
Business and government	317,295	313,129
Total deposits	908,699	893,162
Obligations related to securities sold short	1,255	1,020
Insurance-related liabilities	2,271	2,259
Other liabilities4	6,277	7,342
Equity	95,425	95,499
Total liabilities and equity	1,013,927	999,282
Off-balance sheet commitments
Total off-balance sheet commitments	1,256	1,309
No specific maturity [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,256	1,309
No specific maturity [member] | TD Schwab [member]
Loans
Investment in Schwab	$ 11,740	$ 12,174